Accounts Payable	9 Months Ended
Sep. 30, 2014
Accounts Payable
Accounts Payable

As of September 30, 2014, we recognized a $59,899 gain on write off of accounts payable. The invoice and contracts for the total of $59,889 were dated at least five years before September 30, 2014. Based on a written legal opinion received during the third quarter of 2014, it was determined that effective September 30, 2014, we were no longer obligated to present the $59,889 of accounts payable on our balance sheet as the statute of limitation period for our payment obligation has passed. In conjunction with this determination, we recorded a gain on accounts payable write off of $59,889 during the nine months ended September 30, 2014.